Inventory	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventory

NOTE 3. INVENTORY
Inventory as of December 31, 2022 and 2021, consisted of the following:

($ in thousands)	2022	2021
Raw materials	$36,233	$38,618
Raw materials - non-cannabis	26,709	22,260
Work-in-process	41,164	26,561
Finished goods	30,502	49,204
Total Inventory	$134,608	$136,643
The Company wrote off $7.4 million and $2.7 million of inventory during the years ended December 31, 2022 and 2021, respectively. These write-offs are included in Cost of goods sold presented on the Consolidated Statements of Operations.